Shipbuilding Contracts (Detail) - STX		1 Months Ended			2 Months Ended
	Feb. 15, 2016 USD ($) subsidiary	Jun. 30, 2018 shares	Nov. 30, 2017 USD ($)	Apr. 30, 2013 vessel	Mar. 31, 2014 contract	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Number of special purpose subsidiaries | subsidiary	4
Number of shipbuilding contracts | contract					4
Litigation settlement amount | $	$ 8,900,000		$ 8,900,000
Litigation settlement, amount receivable in cash, in percent			7.00%
Litigation settlement, amount receivable in equity, in percent			93.00%
Number of shares awarded in rehabilitation plan (in shares) | shares		315,856
Value of shares acquired in bankruptcy | $						$ 0
Orders to Construct Newbuildings
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel				4
Additional Order Option Maximum
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel				12